Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Gain (Loss) on Investments [Line Items]
Gross realized gains on sale	$ 1.7	87.4	782.6	5,691.3
Gross realized losses on sale	(27.5)	(1,402.5)	(406.9)	(1,116.4)
Realized gains (losses), net	(25.8)	(1,315.1)	375.7	4,574.9
Dividends and interest	1,112.6	56,621.0	40,739.8	33,304.6
Total	$ 1,086.8	55,305.9	41,115.5	37,879.5